QUANTIFIED MANAGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 10.0%
	AEROSPACE & DEFENSE - 1.1%
2,456	General Dynamics Corporation	$445,911
1,470	Northrop Grumman Corporation	475,751
32,958	Park Aerospace Corporation	435,705
		1,357,367
	BEVERAGES - 0.3%
8,657	Coca-Cola Company(a)	456,310

	BIOTECH & PHARMA - 1.6%
1,825	Amgen, Inc.	454,078
2,373	Eli Lilly and Company	443,324
2,660	Johnson & Johnson	437,171
5,631	Merck & Company, Inc.	434,094
12,686	Pfizer, Inc.	459,614
		2,228,281
	CHEMICALS - 0.3%
1,163	NewMarket Corporation	442,126

	DATA CENTER REIT - 0.3%
3,679	CoreSite Realty Corporation	440,928

	DIVERSIFIED INDUSTRIALS - 0.3%
2,288	3M Company	440,852

	E-COMMERCE DISCRETIONARY - 0.3%
7,604	eBay, Inc.	465,669

	FOOD - 1.1%
7,318	General Mills, Inc.	448,741
4,882	John B Sanfilippo & Son, Inc.	441,186
7,011	Kellogg Company(a)	443,796
		1,333,723
	HOUSEHOLD PRODUCTS - 0.3%
2,398	Clorox Company	462,526

QUANTIFIED MANAGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	INSURANCE - 0.3%
4,656	Progressive Corporation	$445,160

	MACHINERY - 0.3%
4,204	Toro Company	433,601

	RETAIL - CONSUMER STAPLES - 0.7%
2,234	Dollar General Corporation	452,653
2,401	Target Corporation(a)	475,566
		928,219
	RETAIL - DISCRETIONARY - 0.4%
2,693	Tractor Supply Company	476,876

	SOFTWARE - 0.4%
3,252	Citrix Systems, Inc.	456,450

	TECHNOLOGY HARDWARE - 0.3%
3,614	Apple, Inc.	441,450

	TECHNOLOGY SERVICES - 0.3%
2,925	Broadridge Financial Solutions, Inc.	447,818

	TELECOMMUNICATIONS - 0.3%
7,921	Verizon Communications, Inc.	460,606

	TRANSPORTATION & LOGISTICS - 1.1%
4,667	CH Robinson Worldwide, Inc.(a)	445,372
2,734	United Parcel Service, Inc., Class B	464,753
9,484	Werner Enterprises, Inc.(a)	447,360
		1,357,485
	TRANSPORTATION EQUIPMENT - 0.3%
4,866	PACCAR, Inc.	452,149

	TOTAL COMMON STOCKS (Cost $12,617,891)	13,527,596

	EXCHANGE-TRADED FUNDS — 75.3%(a)
	EQUITY - 6.2%
53,613	Alerian MLP ETF(a)	1,635,197
59,520	WisdomTree US LargeCap Dividend Fund	6,825,753
		8,460,950

QUANTIFIED MANAGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	FIXED INCOME - 69.1%
205,506	Invesco Fundamental High Yield Corporate Bond ETF(a)	$3,976,541
214,229	Invesco Senior Loan ETF(a)	4,740,888
338,357	iShares 1-3 Year Treasury Bond ETF(a)	29,183,292
43,265	iShares 7-10 Year Treasury Bond ETF(a)	4,885,916
43,368	iShares Core U.S. Aggregate Bond ETF	4,936,579
45,800	iShares iBoxx High Yield Corporate Bond ETF(a)	3,992,844
38,579	iShares TIPS Bond ETF	4,841,665
68,545	PIMCO 0-5 Year High Yield Corporate Bond Index ETF(a)	6,798,293
366,167	ProShares Short 20+ Year Treasury(a)	6,634,946
19,883	SPDR Bloomberg Barclays Convertible Securities ETF(a)	1,657,248
111,236	SPDR Bloomberg Barclays High Yield Bond ETF(a)	12,102,477
102,414	SPDR Doubleline Total Return Tactical ETF	4,937,379
58,285	Vanguard Total Bond Market ETF	4,937,905
		93,625,973

	TOTAL EXCHANGE-TRADED FUNDS (Cost $102,357,708)	102,086,923

	SHORT-TERM INVESTMENTS — 13.5%
	MONEY MARKET FUNDS - 13.5%
9,168,850	Fidelity Government Portfolio, Institutional Class, 0.01%(b)	9,168,850
9,168,850	First American Government Obligations Fund, Class Z, 0.03%(b)	9,168,850
	TOTAL MONEY MARKET FUNDS (Cost $18,337,700)	18,337,700

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,337,700)	18,337,700

	COLLATERAL FOR SECURITIES LOANED — 33.0%
44,719,333	Mount Vernon Liquid Assets Portfolio, LLC - 0.12% (b)(c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $44,719,333)	44,719,333

	TOTAL INVESTMENTS — 131.8% (Cost $178,032,632)	$178,671,552
	LIABILITIES IN EXCESS OF OTHER ASSETS — (31.8)%	(43,075,174)
	NET ASSETS - 100.0%	$135,596,378

QUANTIFIED MANAGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

OPEN FUTURES CONTRACTS
Number of			Notional Amount	Unrealized
Contracts	Open Long Futures Contracts	Expiration	at March 31, 2021	(Depreciation)(d)
90	CME Ultra Long Term US Treasury Bond Futures	06/21/2021	$16,309,710	$(490,228)

OPEN FUTURES CONTRACTS
Number of			Notional Amount	Unrealized
Contracts	Open Short Futures Contracts	Expiration	at March 31, 2021	(Depreciation)(e)
49	CME E-Mini Standard & Poor’s 500 Index Futures	06/18/2021	$9,720,130	$(34,495)

	TOTAL FUTURES CONTRACTS			$(524,723)

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation-Protected Securities

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $43,830,393 at March 31, 2021.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Amounts subject to interest rate risk exposure

(e)	Amounts subject to equity risk exposure.

QUANTIFIED MARKET LEADERS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.5%
	EQUITY - 88.5%
1,648,377	Financial Select Sector SPDR Fund	$56,127,237
294,521	iShares Russell 1000 Value ETF	44,634,658
567,245	iShares Russell 2000 Value ETF	90,458,559
105,800	iShares Russell Mid-Cap Value ETF(b)	11,563,940
849,502	SPDR S&P Regional Banking ETF(b)	56,355,963
		259,140,357

	TOTAL EXCHANGE-TRADED FUNDS (Cost $235,303,649)	259,140,357

	SHORT-TERM INVESTMENTS — 11.2%
	MONEY MARKET FUNDS - 11.2%
16,378,553	Fidelity Government Portfolio, Institutional Class, 0.01%(a)	16,378,554
16,378,553	First American Government Obligations Fund, Class Z, 0.03%(a)	16,378,553
	TOTAL MONEY MARKET FUNDS (Cost $32,757,107)	32,757,107

	TOTAL SHORT-TERM INVESTMENTS (Cost $32,757,107)	32,757,107

	COLLATERAL FOR SECURITIES LOANED — 3.5%
10,251,100	Mount Vernon Liquid Assets Portfolio, LLC - 0.12% (a) (c)	10,251,100
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,251,100)

	TOTAL INVESTMENTS — 103.2% (Cost $278,311,856)	$302,148,564
	LABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%	(9,460,487)
	NET ASSETS - 100.0%	$292,688,077

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $9,930,016 at March 31, 2021.

(c)	Security purchased with cash proceeds of securities lending collateral.

TOTAL RETURN SWAPS

						Unrealized
Number of		Notional Amount at		Termination		Appreciation
Shares	Reference Entity	March 31, 2021	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
17,390	iShares Russell 2000 Growth ETF	$5,229,869	1-Mth USD LIBOR plus 20 bp	04/22/2022	BRC	$181,772
507,530	iShares Russell Mid-Cap Value ETF	55,473,029	1-Mth USD LIBOR plus 20 bp	04/22/2022	BRC	1,195,984
1,158,070	Invesco Dynamic Leisure & Entertainment ETF	53,236,478	1-Mth USD LIBOR plus 20 bp	04/22/2022	BRC	(1,635,021)

					Total:	$(257,265)

BRC - Barclays Capital

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.2%
	ALTERNATIVE - 6.4%
1,216	Hull Tactical US ETF	$36,942
16,505	WisdomTree Managed Futures Strategy Fund	643,182
		680,124
	EQUITY - 31.9%
1,074	Energy Select Sector SPDR Fund	52,690
1,197	First Trust Energy AlphaDEX Fund(b)	12,114
1,117	First Trust NASDAQ Clean Edge Green Energy Index	76,626
943	First Trust Natural Gas ETF (b)	12,080
310	First Trust Technology AlphaDEX Fund	35,225
3,366	FlexShares Global Upstream Natural Resources Index	121,816
1,148	Global X Lithium & Battery Tech ETF	67,112
1,109	Global X Social Media ETF	73,970
5,173	Global X SuperDividend ETF(b)	71,905
4,841	Hartford Multifactor Developed Markets ex-US ETF	143,778
216	Invesco Dynamic Leisure and Entertainment ETF	9,930
1,649	Invesco Dynamic Media ETF(b)	83,110
314	Invesco Dynamic Software ETF	48,924
338	Invesco Global Clean Energy ETF	10,816
505	Invesco S&P Spin-Off ETF	31,758
5,860	iShares Emerging Markets Dividend ETF(b)	229,594
2,175	iShares Global Consumer Discretionary ETF(b)	354,611
11,788	iShares Global Energy ETF	290,573
73	iShares Global Tech ETF	22,464
739	iShares Morningstar Growth ETF	213,179
5,533	iShares North American Natural Resources ETF	152,545
1,098	iShares North American Tech-Multimedia Networking	73,861
1,251	iShares U.S. Energy ETF	32,814
1,255	iShares U.S. Oil & Gas Exploration & Production(b)	61,093
149	ProShares Ultra Oil & Gas	17,761
6,593	Schwab Fundamental International Large Company(b)	211,635
371	SPDR NYSE Technology ETF	53,684
2,489	SPDR S&P Global Dividend ETF	164,561
1,955	SPDR S&P Metals & Mining ETF	78,044
182	SPDR S&P Semiconductor ETF	33,266
371	Technology Select Sector SPDR Fund	49,273
1,018	VanEck Vectors Low Carbon Energy ETF	159,980
169	VanEck Vectors Semiconductor ETF	41,160
1,343	VanEck Vectors Steel ETF	74,939
531	Vanguard Consumer Discretionary ETF	156,847
384	Vanguard Energy ETF	26,112
437	WisdomTree US SmallCap Fund	20,705
		3,370,555
	FIXED INCOME - 9.0%
6,429	iShares Convertible Bond ETF	631,457
3,807	SPDR Bloomberg Barclays Convertible Securities ETF	317,313
		948,770
	MIXED ALLOCATION - 1.9%
3,907	SPDR SSgA Global Allocation ETF	171,735
1,087	SPDR SSgA Multi-Asset Real Return ETF	28,969
		200,704
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,328,943)	5,200,153

QUANTIFIED ALTERNATIVE INVESTMENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 15.5%
	ALTERNATIVE - 14.0%
26,488	Alger Dynamic Opportunities Fund, Class A	$524,991
12,186	AlphaCentric Premium Opportunity Fund	319,892
21,711	Driehaus Event Driven Fund	311,550
28,568	Vivaldi Merger Arbitrage Fund, Class I	319,105
		1,475,538
	EQUITY - 1.5%
9,831	Bridgeway Managed Volatility Fund	161,916

	TOTAL OPEN END FUNDS (Cost $1,665,600)	1,637,454

	SHORT-TERM INVESTMENTS — 34.4%
	MONEY MARKET FUNDS - 34.4%
1,819,348	Fidelity Government Portfolio, Institutional Class, 0.01%(a)	1,819,349
1,819,348	First American Government Obligations Fund, Class Z, 0.03%(a)	1,819,348
	TOTAL MONEY MARKET FUNDS (Cost $3,638,697)	3,638,697

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,638,697)	3,638,697

	COLLATERAL FOR SECURITIES LOANED — 8.7%
917,274	Mount Vernon Liquid Assets Portfolio, LLC - 0.12% (a) (c)	917,274
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $917,274)

	TOTAL INVESTMENTS — 107.8% (Cost $11,550,514)	$11,393,578
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%	(823,398)
	NET ASSETS - 100.0%	$10,570,180

OPEN FUTURES CONTRACTS
Number of			Notional Amount	Unrealized
Contracts	Open Long Futures Contracts	Expiration	at March 31, 2021	Appreciation(d)
2	CME E-Mini NASDAQ 100 Index Futures	06/18/2021	$523,592	$4,449

	TOTAL FUTURES CONTRACTS

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $896,814 at March 31, 2021.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Amounts subject to equity risk exposure.

QUANTIFIED STF FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 19.7%
	EQUITY - 0.0%(a)
150	Invesco QQQ Trust Series 1	$47,870

	FIXED INCOME - 19.7%
185,000	Invesco BulletShares 2021 Corporate Bond ETF	3,909,050
180,000	Invesco BulletShares 2022 Corporate Bond ETF	3,895,200
180,000	Invesco BulletShares 2024 Corporate Bond ETF	3,990,600
80,000	Invesco Ultra Short Duration ETF	4,038,400
35,000	iShares Short Treasury Bond ETF	3,867,850
125,000	SPDR Portfolio Short Term Corporate Bond ETF	3,913,750
		23,614,850

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,749,139)	23,662,720

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	BONDS & NOTES — 3.5%
	BANKING 0.9%
1,000,000	Canadian Imperial Bank of Commerce(c)	3.1000	04/02/24	1,065,556

	BIOTECH & PHARMA 0.8%
1,000,000	AbbVie, Inc.	2.3000	05/14/21	1,000,468

	INSTITUTIONAL FINANCIAL SERVICES 1.8%
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	1,086,808
1,000,000	Goldman Sachs Group, Inc. (The)	0.8000	03/25/24	995,658
				2,082,466

	TOTAL BONDS & NOTES (Cost $4,155,341)			4,148,490

	CERTIFICATE OF DEPOSIT — 4.2%
	BANKING - 4.2%
1,000,000	Lafayette Federal Credit Union	1.7000	05/21/21	1,002,359
1,000,000	UBS Bank USA	1.6500	06/07/21	1,002,912
1,000,000	Wells Fargo Bank NA	1.9000	01/17/23	1,031,779
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	1,031,779
1,000,000	World’s Foremost Bank	1.7000	06/09/21	1,002,999
				5,071,828

	TOTAL CERTIFICATE OF DEPOSIT (Cost $5,000,000)			5,071,828

QUANTIFIED STF FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 43.5%
	MONEY MARKET FUNDS - 43.5%
26,141,972	Fidelity Government Portfolio, Institutional Class, 0.01%(b)	$26,141,972
26,141,972	First American Government Obligations Fund, Class Z, 0.03%(b)	26,141,971
	TOTAL MONEY MARKET FUNDS (Cost $52,283,943)	52,283,943

	TOTAL SHORT-TERM INVESTMENTS (Cost $52,283,943)	52,283,943

	COLLATERAL FOR SECURITIES LOANED – 0.4%
443,205	Mount Vernon Liquid Assets Portfolio, LLC - 0.12% (b) (d)	443,205
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $443,205)

	TOTAL INVESTMENTS - 71.3% (Cost $85,631,628)	$85,610,186
	OTHER ASSETS IN EXCESS OF LIABILITIES- 28.7%	34,550,233
	NET ASSETS - 100.0%	$120,160,419

OPEN FUTURES CONTRACTS
Number of			Notional Amount	Unrealized
Contracts	Open Long Futures Contracts	Expiration	at March 31, 2021	Appreciation(e)
461	CME E-Mini NASDAQ 100 Index Futures	06/18/2021	$120,687,956	$2,319,154

	TOTAL FUTURES CONTRACTS

ETF - Exchange-Traded Fund

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(c)	All or a portion of the security is on loan. Total loaned securities had a value of $434,367 at March 31, 2021.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Amounts subject to equity risk exposure.

QUANTIFIED PATTERN RECOGNITION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 15.0%
	EQUITY - 0.1%
100	SPDR S&P 500 ETF Trust	$39,633

	FIXED INCOME - 14.9%
86,000	Invesco BulletShares 2021 Corporate Bond ETF	1,817,180
84,000	Invesco BulletShares 2022 Corporate Bond ETF	1,817,760
82,000	Invesco BulletShares 2024 Corporate Bond ETF	1,817,940
36,000	Invesco Ultra Short Duration ETF	1,817,280
16,000	iShares Short Treasury Bond ETF	1,768,160
58,000	SPDR Portfolio Short Term Corporate Bond ETF	1,815,980
		10,854,300

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,908,774)	10,893,933

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 7.0%
	BANKING - 7.0%
1,000,000	Morgan Stanley Bank NA	1.7500	04/19/21	1,000,905
1,000,000	Raymond James Bank NA	1.7000	11/08/21	1,010,042
1,000,000	Sallie Mae Bank	1.8500	11/07/22	1,027,749
1,000,000	Wells Fargo Bank NA	1.9500	10/18/21	1,010,503
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	1,031,779
				5,080,978

	TOTAL CERTIFICATE OF DEPOSIT (Cost $5,000,000)			5,080,978

Shares
	SHORT-TERM INVESTMENTS — 60.8%
	MONEY MARKET FUNDS — 60.8%
22,110,800	Fidelity Government Portfolio, Institutional Class, 0.01%(a)			22,110,800
22,110,800	First American Government Obligations Fund, Class Z, 0.03%(a)			22,110,800
	TOTAL MONEY MARKET FUNDS (Cost $44,221,600)			44,221,600

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,221,600)			44,221,600

	TOTAL INVESTMENTS - 82.8% (Cost $60,130,374)			$60,196,511
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.2%			12,482,647
	NET ASSETS - 100.0%			$72,679,158

QUANTIFIED PATTERN RECOGNITION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

OPEN FUTURES CONTRACTS
Number of			Notional Amount	Unrealized
Contracts	Open Long Futures Contracts	Expiration	at March 31, 2021	Appreciation(b)
695	CME E-Mini Standard & Poor’s 500 Index Futures	06/18/2021	$137,867,150	$1,394,565

	TOTAL FUTURES CONTRACTS

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(b)	Amounts subject to equity risk exposure.

QUANTIFIED TACTICAL FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 15.0%
	FIXED INCOME - 15.0%
205,000	Invesco BulletShares 2021 Corporate Bond ETF	$4,331,650
200,000	Invesco BulletShares 2022 Corporate Bond ETF	4,328,000
195,000	Invesco BulletShares 2024 Corporate Bond ETF	4,323,150
85,000	Invesco Ultra Short Duration ETF	4,290,800
600	iShares 20+ Year Treasury Bond ETF	81,270
39,000	iShares Short Treasury Bond ETF	4,309,890
140,000	SPDR Portfolio Short Term Corporate Bond ETF	4,383,400
		26,048,160

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,152,163)	26,048,160

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 5.2%
	BANKING - 5.2%
1,000,000	Ally Bank	1.8000	10/25/21	1,010,017
1,000,000	Flagstar Bank FSB	1.7500	11/15/21	1,010,674
1,000,000	Lafayette Federal Credit Union	1.7000	05/21/21	1,002,359
1,000,000	Morgan Stanley Bank NA	1.7500	04/19/21	1,000,905
1,000,000	Morgan Stanley Private Bank NA	1.8500	01/09/23	1,030,565
1,000,000	Raymond James Bank NA	1.7000	11/08/21	1,010,042
1,000,000	Stearns Bank NA	1.6000	07/08/21	1,004,259
1,000,000	Wells Fargo Bank NA	1.9500	10/18/21	1,010,503
1,000,000	Wells Fargo National Bank West	1.7500	06/30/21	1,004,287
				9,083,611

	TOTAL CERTIFICATE OF DEPOSIT (Cost $9,000,000)			9,083,611

Shares
	SHORT-TERM INVESTMENTS — 57.1%
	MONEY MARKET FUNDS — 57.1%
49,693,133	Fidelity Government Portfolio, Institutional Class, 0.01%(a)			49,693,133
49,693,133	First American Government Obligations Fund, Class Z, 0.03%(a)			49,693,133
	TOTAL MONEY MARKET FUNDS (Cost $99,386,266)			99,386,266

	TOTAL SHORT-TERM INVESTMENTS (Cost $99,386,266)			99,386,266

	TOTAL INVESTMENTS - 77.3% (Cost $134,538,429)			$134,518,037
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.7%			39,396,605
	NET ASSETS - 100.0%			$173,914,642

QUANTIFIED TACTICAL FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

OPEN FUTURES CONTRACTS
Number of			Notional Amount	Unrealized
Contracts	Open Long Futures Contracts	Expiration	at March 31, 2021	(Depreciation) (b)
958	CME Ultra Long Term US Treasury Bond Futures	06/21/2021	$173,607,802	$(5,471,089)

	TOTAL FUTURES CONTRACTS

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(b)	Amounts subject to interest rate risk exposure.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 15.8%
	EQUITY - 0.9%
750	Invesco QQQ Trust Series 1	$239,348
50	iShares Russell 2000 ETF	11,047
250	iShares U.S. Real Estate ETF	22,985
200	SPDR S&P 500 ETF Trust	79,266
		352,646
	FIXED INCOME - 14.9%
49,100	Invesco BulletShares 2021 Corporate Bond ETF	1,037,483
48,000	Invesco BulletShares 2022 Corporate Bond ETF	1,038,720
47,000	Invesco BulletShares 2024 Corporate Bond ETF	1,041,989
20,000	Invesco Ultra Short Duration ETF	1,009,600
9,000	iShares Short Treasury Bond ETF	994,590
33,000	SPDR Portfolio Short Term Corporate Bond ETF	1,033,230
		6,155,612

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,521,990)	6,508,258

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 5.0%
	BANKING - 5.0%
1,000,000	Raymond James Bank NA	1.7000	11/08/21	1,010,042
1,000,000	Sallie Mae Bank	1.8500	11/07/22	1,027,748
				2,037,790

	TOTAL CERTIFICATE OF DEPOSIT (Cost $2,000,000)			2,037,790

Shares
	SHORT-TERM INVESTMENTS — 41.0%
	MONEY MARKET FUNDS — 41.0%
6,922,793	Fidelity Government Portfolio, Institutional Class, 0.01%(a)			6,922,793
2,980,374	First American Government Obligations Fund, Class X, 0.04%(a)			2,980,374
6,922,793	First American Government Obligations Fund, Class Z, 0.03%(a)			6,922,793
	TOTAL MONEY MARKET FUNDS (Cost $16,825,960)			16,825,960

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,825,960)			16,825,960

	TOTAL INVESTMENTS - 61.8% (Cost $25,347,950)			$25,372,008
	OTHER ASSETS IN EXCESS OF LIABILITIES- 38.2%			15,678,391
	NET ASSETS - 100.0%			$41,050,399

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

OPEN FUTURES CONTRACTS
Number of			Notional Amount	Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	at March 31, 2021	(Depreciation)(c)
137	CBOT Dow Jones US Real Estate Futures	06/18/2021	$4,903,230	$(30,695)
87	CME E-Mini NASDAQ 100 Index Futures	06/18/2021	22,776,252	194,993
22	CME E-mini Russell 2000 Index Futuress	06/18/2021	2,444,750	74,060
178	CME E-Mini Standard & Poor’s 500 Index Futures	06/18/2021	35,309,860	232,977
	TOTAL FUTURES CONTRACTS			$471,335

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(b)	All or part of this instrument is a holding of QEPF Fund Limited.

(c)	Amounts subject to equity risk exposure.

TOTAL RETURN SWAPS

Number of		Notional Amount at				Unrealized
Shares	Reference Entity	March 31, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	(Depreciation)
Long Position:
308,800	iShares MSCI Emerging Market ETF	$16,471,392	1-Mth USD LIBOR plus 20 bp	10/14/2021 - 10/29/2021	BRC	$(1,342,747)

BRC - Barclays Capital

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED COMMON GROUND FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0%
	APPAREL & TEXTILE PRODUCTS - 1.5%
14,567	Tapestry, Inc.	$600,306

	ASSET MANAGEMENT - 2.6%
40,535	Invesco Ltd.	1,022,293

	AUTOMOTIVE - 6.0%
33,230	BorgWarner, Inc.(a)	1,540,543
7,442	Cooper Tire & Rubber Company	416,603
23,122	Goodyear Tire & Rubber Company (b)	406,254
		2,363,400
	BANKING - 3.8%
3,021	SVB Financial Group(b)	1,491,347

	BIOTECH & PHARMA - 18.5%
9,442	AbbVie, Inc.	1,021,813
19,194	Arrowhead Pharmaceuticals, Inc.(b)	1,272,754
2,130	Emergent BioSolutions, Inc.(b)	197,898
68,276	Halozyme Therapeutics, Inc.(b)	2,846,427
3,785	Regeneron Pharmaceuticals, Inc.(b)	1,790,835
913	Vertex Pharmaceuticals, Inc.(b)	196,195
		7,325,922
	CONSUMER SERVICES - 4.8%
10,878	Adtalem Global Education, Inc.(b)	430,116
13,510	Grand Canyon Education, Inc.(b)	1,446,921
		1,877,037
	ELECTRIC UTILITIES - 3.6%
37,304	NRG Energy, Inc.	1,407,480

	FORESTRY, PAPER & WOOD PRODUCTS - 4.3%
8,449	Louisiana-Pacific Corporation	468,582
13,176	Trex Company, Inc.(b)	1,206,131
		1,674,713
	HEALTH CARE FACILITIES & SERVICES - 11.3%
10,466	Catalent, Inc.(b)	1,102,174

QUANTIFIED COMMON GROUND FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
65,448	Community Health Systems, Inc. (a) (b)	$884,857
5,591	HCA Healthcare, Inc.	1,053,009
1,002	Molina Healthcare, Inc.(b)	234,228
22,127	Tenet Healthcare Corporation(b)	1,150,604
		4,424,872
	HOME CONSTRUCTION - 0.6%
5,278	KB Home	245,585

	INSURANCE - 2.8%
21,642	Aflac, Inc.	1,107,638

	OIL & GAS SERVICES & EQUIPMENT - 1.1%
15,987	Schlumberger N.V.	434,687

	RENEWABLE ENERGY - 3.5%
8,318	First Solar, Inc.(a)(b)	726,160
10,424	Sunrun, Inc.(a) (b)	630,444
		1,356,604
	RETAIL - DISCRETIONARY - 2.7%
22,588	American Eagle Outfitters, Inc. (a)	660,473
17,030	Guess?, Inc.(a)	400,205
		1,060,678
	SEMICONDUCTORS - 7.5%
10,003	Advanced Micro Devices, Inc. (a)(b)	785,235
4,358	Cree, Inc. (a)(b)	471,231
14,280	Kulicke & Soffa Industries, Inc.	701,291
1,686	Lam Research Corporation	1,003,574
		2,961,331
	SOFTWARE - 6.6%
17,475	Omnicell, Inc.(b)	2,269,478
8,180	Teradata Corporation(b)	315,257
		2,584,735
	SPECIALTY FINANCE - 6.1%
6,285	Alliance Data Systems Corporation	704,486
20,034	First American Financial Corporation	1,134,925
30,308	SLM Corporation	544,635
		2,384,046
	TECHNOLOGY HARDWARE - 0.8%
6,173	Jabil, Inc.	321,984

QUANTIFIED COMMON GROUND FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	TECHNOLOGY SERVICES - 6.2%
12,910	Cognizant Technology Solutions Corporation, Class A	$1,008,530
6,458	Fiserv, Inc.(b)	768,760
25,327	Unisys Corporation(b)	643,812
		2,421,102
	TIMBER REIT - 1.3%
14,462	Weyerhaeuser Company	514,847

	WHOLESALE - CONSUMER STAPLES - 1.4%
17,021	United Natural Foods, Inc.(b)	560,672

	TOTAL COMMON STOCKS (Cost $37,583,297)	38,141,279

	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
605,842	Fidelity Government Portfolio, Institutional Class, 0.01%(c)	605,842
605,842	First American Government Obligations Fund, Class Z, 0.03%(c)	605,842
	TOTAL MONEY MARKET FUNDS (Cost $1,211,684)	1,211,684

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,211,684)	1,211,684

	COLLATERAL FOR SECURITIES LOANED — 11.3%
4,461,050	Mount Vernon Liquid Assets Portfolio, LLC - 0.12% (c) (d)	4,461,050
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,461,050)

	TOTAL INVESTMENTS - 111.4% (Cost $43,256,031)	$43,814,013
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%	(4,491,532)
	NET ASSETS - 100.0%	$39,322,481

LTD - Limited Company

NV - Naamioze Vennootschap

REIT - Real Estate Investment Trust

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $4,443,008 at March 31, 2021.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(d)	Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED TACTICAL SECTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.6%
	EQUITY - 74.6%
371,034	Financial Select Sector SPDR Fund	$12,633,708
260,440	Invesco Dynamic Leisure and Entertainment ETF	11,972,427
194,745	SPDR S&P Regional Banking ETF	12,919,383
		37,525,518

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,468,111)	37,525,518

	SHORT-TERM INVESTMENTS — 24.8%
	MONEY MARKET FUNDS - 24.8%
6,255,317	Fidelity Government Portfolio, Institutional Class, 0.01%(a)	6,255,317
6,255,317	First American Government Obligations Fund, Class Z, 0.03%(a)	6,255,317
	TOTAL MONEY MARKET FUNDS (Cost $12,510,634)	12,510,634

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,510,634)	12,510,634

	TOTAL INVESTMENTS - 99.4% (Cost $49,978,745)	$50,036,152
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	315,276
	NET ASSETS - 100.0%	$50,351,428

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

TOTAL RETURN SWAPS

						Unrealized
Number of		Notional Amount at		Termination		Appreciation
Shares	Reference Entity	March 31, 2021	Interest Rate Payable	Date	Counterparty	(Depreciation)
Long Position:
370,370	Financial Select Sector SPDR Fund	$12,611,099	1-Mth USD LIBOR plus 30 bp	04/22/2022	BRC	$230,412
261,100	Invesco Dynamic Leisure & Entertainment ETF	12,002,767	1-Mth USD LIBOR plus 30 bp	04/22/2022	BRC	(368,997)
178,310	SPDR S&P Regional Banking ETF	11,829,085	1-Mth USD LIBOR plus 30 bp	04/08/2022	BRC	(464,597)

					Total:	$(603,182)

BRC - Barclays Capital

LIBOR - London Interbank Offered Rate

Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The following is a summary of significant accounting policies followed by each Fund. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Valuation Process – As noted above, the committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to eacha Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Funds utilizes various methods to measure the fair value of all of its their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$13,527,596	$—	$—	$13,527,596
Exchange Traded Funds	102,086,923	—	—	102,086,923
Short-Term Investments	18,337,700	—	—	18,337,700
Collateral for Securities Loaned	44,719,333	—	—	44,719,333
Total Assets	$178,671,552	$—	$—	$178,671,552
Liabilities*
Derivatives
Futures Contracts	$(524,723)	$—	$—	$(524,723)
Total Liabilities	$(524,723)	$—	$—	$(524,723)

Quantified Market Leaders Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$259,140,357	$—	$—	$259,140,357
Short-Term Investments	32,757,107	—	—	32,757,107
Collateral for Securities Loaned	10,251,100	—	—	10,251,100
Total Assets	$302,148,564	$—	$—	$302,148,564
Derivatives
Total Return Swaps	$1,377,756	$—	$—	$1,377,756
Total Assets	$303,526,320	$—	$—	$303,526,320
Liabilities*
Derivatives:
Total Return Swaps	$(1,635,021)	$—	$—	$(1,635,021)
Total Liabilities	$(1,635,021)	$—	$—	$(1,635,021)

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Quantified Alternative Investment Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$5,200,153	$—	$—	$5,200,153
Open-End Funds	1,637,454	—	—	1,637,454
Short-Term Investments	3,638,697	—	—	3,638,697
Collateral for Securities Loaned	917,274	—	—	917,274
Total	$11,393,578	$—	$—	$11,393,578
Derivatives
Futures Contracts	4,449	—	—	4,449
Total Assets	$11,398,027	$—	$—	$11,398,027

Quantified STF Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$—	$4,148,490	$—	$4,148,490
Certificate of Deposit	—	5,071,828	—	5,071,828
Exchange Traded Funds	23,662,720	—	—	23,662,720
Short-Term Investments	52,283,943	—	—	52,283,943
Collateral for Securities Loaned	443,205	—	—	443,205
Total	$76,389,868	$9,220,318	$—	$85,610,186
Derivatives
Futures Contracts	$2,319,154	$—	$—	$2,319,154
Total Assets	$78,709,022	$9,220,318	$—	$87,929,340

Quantified Pattern Recognition Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Certificate of Deposit	$—	$5,080,978	$—	$5,080,978
Exchange Traded Funds	10,893,933	—	—	10,893,933
Short-Term Investments	44,221,600	—	—	44,221,600
Total	$55,115,533	$5,080,978	$—	$60,196,511
Derivatives
Futures Contracts	1,394,565	—	—	1,394,565
Total Assets	$56,510,098	$5,080,978	$—	$61,591,076

Quantified Tactical Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Certificate of Deposit	$—	$9,083,611	$—	$9,083,611
Exchange Traded Funds	26,048,160	—	—	26,048,160
Short-Term Investments	99,386,266	—	—	99,386,266
Total	$125,434,426	$9,083,611	$—	$134,518,037
Liabilities
Derivatives:
Futures Contracts	$(5,471,089)	$—	$—	$(5,471,089)
Total Liabilities	$(5,471,089)	$—	$—	$(5,471,089)

Quantified Evolution Plus Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Certificate of Deposit	$—	$2,037,790	$—	$2,037,790
Exchange Traded Funds	6,508,258	—	—	6,508,258
Short-Term Investments	16,825,960	—	—	16,825,960
Derivatives:
Futures Contracts	502,030	—	—	502,030
Total Assets	$23,836,248	$2,037,790	$—	$25,874,038
Liabilities
Derivatives:
Futures Contracts	$(30,695)	$—	$—	$(30,695)
Total Return Swaps	(1,342,747)	—	—	$(1,342,747)
Total Liabilities	$(1,373,442)	$—	$—	$(1,373,442)

Quantified Common Ground Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$38,141,279	$—	$—	$38,141,279
Short-Term Investments	1,211,684	—	—	1,211,684
Collateral for Securities Loaned	4,461,050	—	—	4,461,050
Total Assets	$43,814,013	$—	$—	$43,814,013

Quantified Tactical Sectors Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$37,525,518	$—	$—	$37,525,518
Short-Term Investments	12,510,634	—	—	12,510,634
Total	$50,036,152	$—	$—	$50,036,152
Derivatives
Total Return Swaps	230,412	—	—	230,412
Total Assets	$50,266,564	$—	$—	$50,266,564
Liabilities
Derivatives:
Total Return Swaps	$(833,594)	$—	$—	$(833,594)
Total Liabilities	$(833,594)	$—	$—	$(833,594)

*	Refer to the Portfolio of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of September 30, 2020 as disclosed in each Fund’s Portfolio of Investments serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Consolidation of Subsidiaries – The consolidated portfolio of investments of the Quantified Evolution Plus Fund include the accounts of QEPF Fund Ltd. (“QEPF Ltd.”), a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in QEPF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on December 30, 2019 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in QEPF Ltd. is as follows:

		QEPF Ltd. Net
	Inception Date	Assets at March 31,	% of Net Assets at
	of QEPF Ltd.	2021	March 31, 2021
QEPF Ltd.	12/31/2020	$2,980,458	7.26%

Commodity Risk – The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Commodity interest contracts are typically traded on margin. This means that a small amount of capital can be used to invest in contracts of much greater total value. The resulting leverage means that a relatively small change in the market price of a contract can produce a substantial loss. Like other leveraged investments, any purchase or sale of a contract may result in losses in excess of the amount invested in that contract. The Subsidiary may lose more than its initial margin deposits on a trade but the Fund will hold an allocation to cash that is equal to the amount of any leverage created by the use of minimum margin in the Subsidiary. As such, while the Subsidiary may lose more than its initial margin deposit, cash or cash equivalents will be available to move into the Subsidiary to support the trade.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. Open swaps contracts are subject to equity risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Quantified Managed Income Fund	$178,198,695	$1,589,317	$(1,116,460)	$472,857
Quantified Market Leaders Fund	278,918,379	23,836,708	(606,523)	23,230,185
Quantified Alternative Investment Fund	11,635,482	23,892	(265,796)	(241,904)
Quantified STF Fund	85,665,816	73,150	(128,780)	(55,630)
Quantified Pattern Recognition Fund	60,152,211	80,978	(36,678)	44,300
Quantified Tactical Fixed Income Fund	134,597,233	83,611	(162,807)	(79,196)
Quantified Evolution Plus Fund	25,448,905	41,174	(118,071)	(76,897)
Quantified Common Ground Fund	43,289,064	1,366,363	(841,414)	524,949
Quantified Tactical Sectors Fund	49,978,745	430,826	(373,419)	57,407

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Quantified Market Leaders Fund	iShares Russell 2000 Value ETF	30.9%
Quantified Pattern Recognition Fund	Fidelity Government Portfolio	30.4%
	First American Government Obligations Fund	30.4%
Quantified Tactical Fixed Income Fund	Fidelity Government Portfolio	28.6%
	First American Government Obligations Fund	28.6%
Quantified Tactical Sectors Fund	Financial Select Sector SPDR Fund	25.1%
	SPDR S&P Regional Banking ETF	25.7%